UBS Funds

Prospectus Supplement

The UBS Funds

Prospectus Supplement

January 5, 2011

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS Absolute Return Bond Fund and UBS Global Bond Fund series of The UBS Funds dated October 28, 2010, as follows:

Effective January 1, 2011, Jonathan Gregory replaced Christian Jochum as portfolio manager for the UBS Absolute Return Bond Fund and UBS Global Bond Fund.

Therefore, the reference to Mr. Jochum under the heading "Portfolio manager" on page 7 of the Prospectus for the UBS Absolute Return Bond Fund, is deleted in its entirety and replaced by the following:

•  Jonathan Gregory, portfolio manager of the Fund since January 1, 2011.

In addition, the reference to Mr. Jochum under the heading "Portfolio manager" on page 11 of the Prospectus for the UBS Global Bond Fund, is deleted in its entirety and replaced by the following:

•  Jonathan Gregory, portfolio manager of the Fund since January 1, 2011.

Also, the first two paragraphs under the heading "Management" and the sub-heading "Portfolio management—UBS Absolute Return Bond Fund and UBS Global Bond Fund" on page 50 of the Prospectus are deleted in their entirety and replaced by the following:

Jonathan Gregory is the lead portfolio manager for the UBS Absolute Return Bond Fund and UBS Global Bond Fund. Mr. Gregory has access to certain members of the Fixed-Income investment management team, each of whom is allocated a specified portion of each portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Funds invest. Mr. Gregory, as lead portfolio manager and coordinator for management of each Fund, has responsibility for allocating each Fund's portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Information about Mr. Gregory is provided below.

Jonathan Gregory has been the Head of Global Aggregate and Global Corporate Bonds at UBS Global Asset Management since January 1, 2011 and a Managing Director of UBS Global Asset Management since 2010. Prior to joining UBS Global Asset Management, Mr. Gregory was Head of Credit and a portfolio manager at Western Asset Management from 1998 to 2009. Mr. Gregory has been a portfolio manager of each Fund since January 1, 2011.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR PROSPECTUS DATED OCTOBER 28, 2010.

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UBS Funds

SAI Supplement

The UBS Funds

Supplement to the Statement of Additional Information ("SAI")

January 5, 2011

Dear Investor,

The purpose of this supplement is to update the SAI of the UBS Absolute Return Bond Fund and UBS Global Bond Fund series of The UBS Funds dated October 28, 2010, as follows:

Effective January 1, 2011, Jonathan Gregory replaced Christian Jochum as portfolio manager for the UBS Absolute Return Bond Fund and UBS Global Bond Fund. Therefore, on page 77 of the SAI, the following information replaces the information for "Christian Jochum" under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers:"

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio Manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Jonathan Gregory* (UBS Absolute Return Bond Fund and UBS Global Bond Fund)	5	$450	17+	$3,643	35+	$10,932

*  Mr. Gregory became a portfolio manager of the Funds on January 1, 2011. Information provided for Mr. Gregory is for the accounts Mr. Gregory is expected to manage as of September 30, 2010.

+  All accounts were calculated with an exchange rate of 1.0168 as of September 30, 2010.

In addition, on page 80 of the SAI, the following information replaces the information for "Christian Jochum" under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers":

Portfolio Manager/Fund	Range of shares owned**
Jonathan Gregory# UBS Absolute Return Bond Fund	None
UBS Global Bond Fund	None

#  Information for Mr. Gregory is as of December 31, 2010.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR SAI DATED OCTOBER 28, 2010.

Item #ZS449